REPORTABLE SEGMENTS - Revenue information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
REPORTABLE SEGMENTS
Revenues	$ 6,074	$ 4,384	$ 17,299	$ 15,484
Cost of revenues	4,200	3,716	11,010	11,020
SG&A	4,900	2,843	11,773	8,780
Loss on impairment			406
Loss from operations	(3,026)	(2,175)	(5,890)	(4,316)
Total assets	13,747	13,378	13,747	13,378	$ 13,157
Segment capital expenditures	49			49
Operating segments
REPORTABLE SEGMENTS
Revenues	6,074	4,384	17,299	15,484
Cost of revenues	4,200	3,716	11,010	11,020
SG&A	1,828	1,858	6,508	6,344
Loss on impairment			406
Loss from operations	46	(1,190)	(625)	(1,880)
Total assets	9,772	8,681	9,772	8,681
Segment capital expenditures			59
Unallocated corporate
REPORTABLE SEGMENTS
Loss from operations	(3,072)	(985)	(5,265)	(2,436)
Unallocated corporate costs	(3,072)	(985)	(5,265)	(2,436)
Total assets	3,975	4,697	3,975	4,697
Electrification
REPORTABLE SEGMENTS
Segment capital expenditures	49			49
Electrification | Operating segments
REPORTABLE SEGMENTS
Revenues	1,403	2,328	4,450	6,642
Cost of revenues	873	1,805	2,719	4,817
SG&A	544	1,000	1,846	3,032
Loss on impairment			406
Loss from operations	(14)	(477)	(521)	(1,207)
Total assets	2,183	3,599	2,183	3,599
Segment capital expenditures			59
Decarbonization | Operating segments
REPORTABLE SEGMENTS
Revenues	1,263	1,751	5,001	8,035
Cost of revenues	902	1,473	3,365	5,251
SG&A	260	686	1,583	2,748
Loss from operations	101	(408)	53	36
Total assets	2,755	3,843	2,755	3,843
OEM/EV | Operating segments
REPORTABLE SEGMENTS
Revenues	1,924	143	2,658	645
Cost of revenues	1,562	260	2,055	774
SG&A	464	104	931	496
Loss from operations	(102)	(221)	(328)	(625)
Total assets	4,034	1,006	4,034	1,006
Keen Home - Managed Services | Operating segments
REPORTABLE SEGMENTS
Revenues	1,484	162	5,190	162
Cost of revenues	863	178	2,871	178
SG&A	560	68	2,148	68
Loss from operations	61	(84)	171	(84)
Total assets	$ 800	$ 233	$ 800	$ 233